Schedule II - Condensed Financial Information of Registrant (Condensed Statements of Cash Flow) (Narratives) (Details)) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital contributions | Affiliated Entity
Non-cash activity		$ 416
FLIAC | Reinsurance agreement
Non-cash activity			$ 475
PARCC | Affiliated Entity
Non-cash activity		(78)
PURE and Prudential Insurance | Affiliated Entity
Non-cash activity		936
Wilton Re | Reinsurance agreement
Non-cash activity		6,722
Non-cash activity		(7,469)
PAR U | Affiliated Entity
Non-cash activity		7,190
Non-cash activity		$ (6,722)
Affiliated Entity | Reinsurance agreement
Non-cash activity	$ (1,397)